Debt (Details) - Schedule of debt consists - NEXTNAV HOLDINGS, LLC [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Debt (Details) - Schedule of debt consists [Line Items]
Senior secured loan, principal	$ 63,964	$ 23,683
Senior secured loan, paid-in-kind interest	3,554
Less unamortized discount and debt issuance costs	(8,647)	(7,851)
Total Senior secured loan	$ 58,871	$ 15,832